Subsequent events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent events

Note 19. Subsequent events

The Company evaluated subsequent events through August 21, 2026, the date on which these consolidated and combined financial statements were issued, and the management determined that there were no subsequent events that require recognition and disclosure in the consolidated and combined financial statements.